Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mortgages
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 346	£ 315
Net modification loss	5	7
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	79	91
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	21	14
Net modification loss	20	13
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3	4
Other loans | Mortgages | Term Extension
Disclosure of credit risk exposure [line items]
Amortised cost before modification	152
Other loans | Mortgages | Term Extension | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification	120
Other loans | Mortgages | Term Extension | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification	30
Other loans | Mortgages | Term Extension | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification	2
Other loans | Mortgages | Interest Only
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,684
Other loans | Mortgages | Interest Only | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,166
Other loans | Mortgages | Interest Only | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification	500
Other loans | Mortgages | Interest Only | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification	18
Other loans | Consumer Finance
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 30	£ 95